INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Changes in valuation allowance	$ (114,500)	$ 14,000	$ (203,400)
Canada Revenue Agency [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carry-forwards	2,800,000
Canadian oil and gas dedication pools	$ 6,900,000